Share Capital - Summary of fair values at the amendment date of the share-based option plan (Detail)	1 Months Ended	12 Months Ended
	May 29, 2019 yr $ / shares	Dec. 31, 2019 CAD ($) yr	Dec. 31, 2018 CAD ($)
Disclosure of fair value measurement of equity [line items]
Expected Option Life | yr		3.5
Before Amendment [Member]
Disclosure of fair value measurement of equity [line items]
Share price at grant	$ 3.47
Expected dividends | $
After Amendment [Member]
Disclosure of fair value measurement of equity [line items]
Share price at grant	3.47
Exercise price	4.54
Expected dividends | $
Bottom of range [member] | Before Amendment [Member]
Disclosure of fair value measurement of equity [line items]
Fair Value calculated	0.01
Exercise price	$ 12.90
Expected Volatility	98.60%
Expected Option Life | yr	1.0
Risk free interest rate (based on government bonds)	1.48%
Bottom of range [member] | After Amendment [Member]
Disclosure of fair value measurement of equity [line items]
Fair Value calculated	$ 1.06
Expected Volatility	98.60%
Expected Option Life | yr	1.0
Risk free interest rate (based on government bonds)	1.48%
Top of range [member] | Before Amendment [Member]
Disclosure of fair value measurement of equity [line items]
Fair Value calculated	$ 1.40
Exercise price	$ 51.60
Expected Volatility	99.40%
Expected Option Life | yr	3.5
Risk free interest rate (based on government bonds)	1.57%
Top of range [member] | After Amendment [Member]
Disclosure of fair value measurement of equity [line items]
Fair Value calculated	$ 2.10
Expected Volatility	99.40%
Expected Option Life | yr	3.5
Risk free interest rate (based on government bonds)	1.57%